Note 19 - Development of allowance for credit losses in the reporting period, Allowance for Credit Losses (Detail) - Allowance for Credit Losses - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	[2]	Dec. 31, 2019		Dec. 31, 2018	[3]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		€ 4,093	[1]	€ 4,259	[1],[3]	€ 4,596
Movements in financial assets including new business		1,686		636	[1]	507
Transfers due to changes in creditworthiness		0		0	[1]	0
Changes due to modifications that did not result in derecognition		0
Changes in models		0		0	[1]	0
Financial assets that have been derecognized during the period		(781)	[4]	(898)	[1],[4]	(995)
Recovery of written off amounts		58		96	[1]	172
Foreign exchange and other changes		(110)		0	[1]	(21)
Balance, end of reporting period		4,946		4,093	[1],[2]	4,259	[1]
Provision for Credit Losses excluding country risk	[5]	1,686		636	[1]
Stage 1 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		549	[1]	509	[1],[3]	462
Movements in financial assets including new business		(44)		(57)	[1]	(132)
Transfers due to changes in creditworthiness		77		120	[1]	199
Changes due to modifications that did not result in derecognition		0
Changes in models		0		0	[1]	0
Financial assets that have been derecognized during the period		0	[4]	0	[1],[4]	(6)
Recovery of written off amounts		0		0	[1]	0
Foreign exchange and other changes		(38)		(22)	[1]	(14)
Balance, end of reporting period		544		549	[1],[2]	509	[1]
Provision for Credit Losses excluding country risk	[5]	33		62	[1]
Stage 2 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		492	[1]	501	[1],[3]	494
Movements in financial assets including new business		309		102	[1]	215
Transfers due to changes in creditworthiness		(125)		(106)	[1]	(137)
Changes due to modifications that did not result in derecognition		0
Changes in models		0		0	[1]	0
Financial assets that have been derecognized during the period		0	[4]	0	[1],[4]	(17)
Recovery of written off amounts		0		0	[1]	0
Foreign exchange and other changes		(28)		(4)	[1]	(54)
Balance, end of reporting period		648		492	[1],[2]	501	[1]
Provision for Credit Losses excluding country risk	[5]	184		(4)	[1]
Stage 3 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		3,015	[1]	3,247	[1],[3]	3,638
Movements in financial assets including new business		1,348		550	[1]	440
Transfers due to changes in creditworthiness		49		(14)	[1]	(62)
Changes due to modifications that did not result in derecognition		0
Changes in models		0		0	[1]	0
Financial assets that have been derecognized during the period		(781)	[4]	(872)	[1],[4]	(972)
Recovery of written off amounts		58		96	[1]	172
Foreign exchange and other changes		(75)		8	[1]	30
Balance, end of reporting period		3,614		3,015	[1],[2]	3,247	[1]
Provision for Credit Losses excluding country risk	[5]	1,397		536	[1]
Stage 3 POCI [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		36	[1]	3	[1],[3]	3
Movements in financial assets including new business		72	[6]	40	[1]	(17)
Transfers due to changes in creditworthiness	[1]			0
Changes due to modifications that did not result in derecognition		0
Changes in models		0		0	[1]	0
Financial assets that have been derecognized during the period	[4]	0		(26)	[1]	0
Recovery of written off amounts		0		0	[1]	0
Foreign exchange and other changes		31		18	[1]	17
Balance, end of reporting period		139		36	[1],[2]	€ 3	[1]
Provision for Credit Losses excluding country risk	[5]	€ 72		€ 40	[1]

[1]	Allowance for credit losses does not include allowance for country risk amounting to EUR 3 million as of December 31, 2019
[2]	Allowance for credit losses does not include allowance for country risk amounting to EUR 5 million as of December 31, 2020
[3]	Allowance for credit losses does not include allowance for country risk amounting to EUR6million as of December31, 2018.
[4]	This position includes charge offs of allowance for credit losses.
[5]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[6]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impared initially recognised during the reporting period was EUR 50 million in 2020 and EUR 0 million in 2019